iShares
®
U.S. Insurance ETF
Schedule of Investments
(unaudited)
December 31, 2022
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Insurance Brokers  —  6 .4%
Arthur J Gallagher & Co. ..................... 132,109 $ 24,907,831
Brown & Brown, Inc. ........................ 196,631 11,202,068
36,109,899
a
Life & Health Insurance  —  24 .5%
Aflac, Inc. ............................... 359,405 25,855,596
American Equity Investment Life Holding Co. ....... 61,036 2,784,462
Brighthouse Financial, Inc.
(a) (b)
................. 58,513 2,999,961
CNO Financial Group, Inc. .................... 102,284 2,337,189
Genworth Financial, Inc. , Class A
(a)
.............. 217,350 1,149,781
Globe Life, Inc.
(b)
.......................... 75,741 9,130,578
Lincoln National Corp. ...................... 129,833 3,988,470
MetLife, Inc. ............................. 511,170 36,993,373
National Western Life Group, Inc. , Class A ......... 2,410 677,210
Oscar Health, Inc. , Class A
(a)
.................. 97,851 240,713
Primerica, Inc. ............................ 31,316 4,441,235
Principal Financial Group, Inc. ................. 187,891 15,767,813
Prudential Financial, Inc. ..................... 249,256 24,791,002
Trupanion, Inc.
(a)
.......................... 30,429 1,446,290
Unum Group ............................. 158,687 6,510,928
139,114,601
a
Multi-line Insurance  —  11 .0%
American International Group, Inc. .............. 576,280 36,443,947
Assurant, Inc. ............................ 41,435 5,181,861
Hartford Financial Services Group, Inc. (The) ....... 265,489 20,132,031
Horace Mann Educators Corp. ................. 16,953 633,534
62,391,373
a
Other Diversified Financial Services  —  0 .9%
Voya Financial, Inc. ........................ 80,881 4,973,373
a
Property & Casualty Insurance  —  56 .9%
Allstate Corp. (The) ........................ 197,333 26,758,355
Ambac Financial Group, Inc.
(a)
................. 40,631 708,605
American Financial Group, Inc. ................ 57,637 7,912,407
AMERISAFE, Inc. ......................... 18,533 963,160
Arch Capital Group Ltd.
(a)
.................... 308,959 19,396,446
Argo Group International Holdings, Ltd. ........... 30,936 799,696
Assured Guaranty Ltd. ...................... 50,471 3,142,324
Axis Capital Holdings Ltd. .................... 66,924 3,625,273
Chubb Ltd. .............................. 320,845 70,778,407
Cincinnati Financial Corp. .................... 131,532 13,467,561
CNA Financial Corp. ........................ 26,341 1,113,697
Employers Holdings, Inc. ..................... 11,944 515,145
Security Shares Value
a
Property & Casualty Insurance (continued)
Erie Indemnity Co. , Class A , NVS ............... 21,070 $ 5,240,530
First American Financial Corp. ................. 86,141 4,508,620
Hanover Insurance Group, Inc. (The) ............ 30,738 4,153,626
James River Group Holdings, Ltd. .............. 19,182 401,096
Kemper Corp. ............................ 54,738 2,693,110
Kinsale Capital Group, Inc. ................... 18,131 4,741,619
Lemonade, Inc.
(a)
.......................... 41,004 560,935
Loews Corp. ............................. 166,695 9,723,319
Markel Corp.
(a)
............................ 11,236 14,803,318
MBIA, Inc.
(a)
............................. 42,377 544,544
Mercury General Corp. ...................... 24,772 847,202
Old Republic International Corp. ................ 241,979 5,843,793
Palomar Holdings, Inc.
(a)
..................... 22,544 1,018,087
ProAssurance Corp. ........................ 21,936 383,222
Progressive Corp. (The) ..................... 452,248 58,661,088
RLI Corp. ............................... 34,158 4,483,921
Safety Insurance Group, Inc. .................. 6,984 588,472
Selective Insurance Group, Inc. ................ 50,667 4,489,603
Travelers Companies, Inc. (The) ................ 181,840 34,093,182
United Fire Group, Inc. ...................... 17,690 483,998
W R Berkley Corp. ......................... 171,015 12,410,559
White Mountains Insurance Group Ltd. ........... 2,143 3,030,909
322,885,829
a
Total Long-Term  Investments — 99.7%
(Cost: $ 552,445,742 ) ................................ 565,475,075
a
Short-Term Securities
Money Market Funds  —  1 .3%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
4.53%
(c) (d) (e)
............................ 6,594,580 6,596,558
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.12%
(c) (d)
............................. 698,185 698,185
a
Total Short-Term Securities — 1.3%
(Cost: $ 7,292,800 ) .................................. 7,294,743
Total Investments — 101.0%
(Cost: $ 559,738,542 ) ................................ 572,769,818
Liabilities in Excess of Other Assets — ( 1 .0 ) % ............... (5,775,383)
Net Assets — 100.0% ................................. $ 566,994,435
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
U.S. Insurance ETF
2
Derivative Financial Instruments Outstanding as of Period End
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/22
  Shares Held
at 12/31/22 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 1,049,986  $ 5,541,872
(a)
$ —  $ 2,949  $ 1,751  $ 6,596,558  6,594,580  $ 23,523
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 510,000  188,185
(a)
—  —  —  698,185  698,185  11,211  1
$ 2,949  $ 1,751
$ 7,294,743
$ 34,734  $ 1
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Financial Select Sector Index ......................................................... 7 03/17/23 $ 743 $ 13,184
S&P MidCap 400 E-Mini Index ............................................................. 1 03/17/23 244 1,096
$ 14,280

iShares
®
U.S. Insurance ETF
Schedule of Investments
(unaudited) (continued)
December 31, 2022
3
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 565,475,075  $ —  $ —  $ 565,475,075
Short-Term Securities
Money Market Funds ...................................... 7,294,743  —  —  7,294,743
$ 572,769,818  $ —  $ —  $ 572,769,818
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 14,280  $ —  $ —  $ 14,280
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares